Document and Entity Information	Mar. 30, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 30, 2023
Entity Registrant Name	HarborOne Bancorp, Inc.
Entity Incorporation, State or Country Code	MA
Securities Act File Number	001-38955
Entity Tax Identification Number	81-1607465
Entity Address, Address Line One	770 Oak Street
Entity Address, City or Town	Brockton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02301
City Area Code	508
Local Phone Number	895-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HONE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001769617
Amendment Flag	false